BUSINESS ACQUISITIONS AND DISPOSALS - Liabilities and indemnification assets in respect to deferred payments (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2018	Feb. 28, 2018	Jan. 31, 2018
KS
Disclosure of business combinations
Deferred payment per agreement					₽ 78
Provision for tax liabilities related to the pre-acquisition period					(134)
Indemnification asset					56
Cash transferred					₽ 267
MDTZK
Disclosure of business combinations
Deferred payment per agreement				₽ 60
Provision for tax liabilities related to the pre-acquisition period				(125)
Indemnification asset				65
Cash transferred				₽ 3,190
ProgTech
Disclosure of business combinations
Deferred payment per agreement	₽ 32		₽ 32
Provision for tax liabilities related to the pre-acquisition period	(29)		(29)
Liability on deferred payment			(3)
Indemnification asset	3
Cash transferred			₽ 392
IT-Grad
Disclosure of business combinations
Cash transferred	₽ 1,515	₽ 1,515